Receivables - Allowance for Credit Losses Activity (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Opening Balance	$ 726	$ 782	$ 730
Provision	159	63	124
Charge-offs, net of recoveries	(161)	(119)	(136)
Foreign Currency Translation and Other	(74)		64
Ending Balance	650	726	782
Ending Balance: Individually Evaluated for Impairment	348	393	355
Ending Balance: Collectively Evaluated for Impairment	302	333	427
Financing receivables, net	21,472	21,976	20,039
Ending Balance: Individually Evaluated for Impairment	1,242	1,311	1,319
Ending Balance: Collectively Evaluated for Impairment	20,230	20,665	18,720
Retail [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Opening Balance	613	661	635
Provision	86	62	90
Charge-offs, net of recoveries	(135)	(111)	(128)
Foreign Currency Translation and Other	(96)	1	64
Ending Balance	468	613	661
Ending Balance: Individually Evaluated for Impairment	233	292	247
Ending Balance: Collectively Evaluated for Impairment	235	321	414
Financing receivables, net	11,978	12,730	11,760
Ending Balance: Individually Evaluated for Impairment	484	569	531
Ending Balance: Collectively Evaluated for Impairment	11,494	12,161	11,229
Wholesale [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Opening Balance	112	120	95
Provision	71	1	33
Charge-offs, net of recoveries	(24)	(8)	(8)
Foreign Currency Translation and Other	23	(1)
Ending Balance	182	112	120
Ending Balance: Individually Evaluated for Impairment	115	101	108
Ending Balance: Collectively Evaluated for Impairment	67	11	12
Financing receivables, net	9,400	9,111	8,049
Ending Balance: Individually Evaluated for Impairment	758	742	788
Ending Balance: Collectively Evaluated for Impairment	8,642	8,369	7,261
Other [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Opening Balance	1	1
Provision	2	0	1
Charge-offs, net of recoveries	(2)	0
Foreign Currency Translation and Other	(1)	0
Ending Balance		1	1
Ending Balance: Collectively Evaluated for Impairment		1	1
Financing receivables, net	94	135	230
Ending Balance: Collectively Evaluated for Impairment	$ 94	$ 135	$ 230